Stock Options and Warrants (Details 1) - Nonvested shares - 2003 Plan and 2014 Plan - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Nonvested shares	10,000			30,000
Granted			40,000	2,000
Vested in Q1	(10,000)	(30,000)	(30,000)	(2,000)
Vested in Q3 2013				(30,000)
Number of Nonvested shares		10,000	10,000
Weighted Average Exercise Price, Nonvested shares	$ 1.80			$ 2.60
Weighted Average Exercise Price, Granted			$ 1.80	1.38
Weighted Average Exercise Price, Vested	$ 1.80	$ 1.80	1.80	$ 1.70
Weighted Average Exercise Price, Nonvested shares		$ 1.80	$ 1.80
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	4 years 3 months 18 days	4 years 9 months 22 days		5 years 9 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)			4 years 9 months 22 days	4 years 9 months 29 days
Weighted Average Remaining Contractual Term, Vested (in years)	4 years 3 months 18 days	4 years 9 months 22 days	4 years 9 months 22 days	4 years 9 months 29 days
Weighted Average Remaining Contractual Term, Nonvested shares (in years)		4 years 3 months 18 days	4 years 3 months 18 days